Business Combination - Schedule of Consolidated Statement of Operations (Details) - Acqusition of Far Lings and Bolings [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Net revenue	$ 512,156	$ 3,175,055	$ 3,074,007	$ 606,463
Net income (loss)	$ (131,838)	$ (10,905)	$ 104,720	$ (1,215,613)